Schedule of Deferred Tax Assets and Related Valuation Allowance (Details) - Scienture Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforwards	$ 3,173,840	$ 2,491,667
Research and development tax credits	6,635	2,705
Property and equipment and operating lease liability	49,220	53,960
Valuation allowance	(3,229,695)	(2,548,331)
Net deferred tax assets